Business and Basis of Presentation Effect of Change in Accounting Policy (Tables)	3 Months Ended
Mar. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of Revised Condensed Cash Flow Statement [Table Text Block]
Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Cash flows from operating activities
Net income	$198	$164	$34	$38
Reconciling adjustments:
Provision for finance receivable losses	94	91	86	79
Depreciation and amortization	20	19	17	20
Deferred income tax charge (benefit)	29	8	(14)	(13)
Share-based compensation expense, net of forfeitures	1	1	—	—
Net gain on sale of SpringCastle interests	(229)	(167)	—	—
Other	9	6	(7)	(8)
Cash flows due to changes in:
Other assets and other liabilities	36	36	72	72
Insurance claims and policyholder liabilities	(7)	(7)	(2)	(2)
Taxes receivable and payable	47	47	18	18
Accrued interest and finance charges	20	20	7	7
Restricted cash and cash equivalents not reinvested	1	1	—	—
Other, net	1	1	—	—
Net cash provided by operating activities	220	220	211	211

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(30)	(30)	—	—
Proceeds on sales of finance receivables held for sale originated as held for investment	—	—	52	52
Proceeds from sale of SpringCastle interests	101	101	—	—
Cash advances on intercompany notes receivables	(112)	(112)	(28)	(28)
Principal collections on intercompany notes receivables	127	127	16	16
Available-for-sale securities purchased	(92)	(92)	(95)	(95)
Trading and other securities purchased	(1)	(1)	(945)	(945)
Available-for-sale securities called, sold, and matured	78	78	56	56
Trading and other securities called, sold, and matured	10	10	1,193	1,193
Change in restricted cash and cash equivalents	(5)	(5)	(120)	(120)
Proceeds from sale of real estate owned	2	2	5	5
Other, net	4	4	10	10
Net cash provided by investing activities	82	82	144	144

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	295	295	1,523	1,523
Proceeds from intercompany note payable	370	370	—	—
Repayments of long-term debt	(916)	(916)	(315)	(315)
Distributions to joint venture partners	(18)	(18)	(18)	(18)
Excess tax benefit from share-based compensation	1	1	—	—
Capital contribution from parent	10	10	—	—
Net cash provided by (used for) financing activities	(258)	(258)	1,190	1,190

Net change in cash and cash equivalents	44	44	1,545	1,545
Cash and cash equivalents at beginning of period	321	321	749	749
Cash and cash equivalents at end of period	$365	$365	$2,294	$2,294

Cumulative effect of change in accounting policy [Table Text Block]
We have retrospectively applied this change in accounting policy. The effect of this change in accounting policy on income before provision for income taxes and net income attributable to SFC, and the cumulative effect of this change in accounting policy on shareholder’s equity attributable to SFC for the following periods are included in the table below.

(dollars in millions)	As Reported	As Adjusted

Income before provision for income taxes
Three months ended March 31, 2015	$42	$47
Three months ended March 31, 2016	304	249

Net income attributable to SFC
Three months ended March 31, 2015	$3	$5
Three months ended March 31, 2016	172	136

Shareholder’s equity attributable to SFC
January 1, 2015	$2,069	$2,106
January 1, 2016	2,069	2,111

Schedule of Revised Condensed Balance Sheet [Table Text Block]
Revised Condensed Consolidated Balance Sheet

	March 31, 2016		December 31, 2015
(dollars in millions)	As Reported	As Adjusted	As Reported *	As Adjusted

Assets
Cash and cash equivalents	$365	$365	$321	$321
Investment securities	621	621	604	604
Net finance receivables:
Personal loans	4,378	4,378	4,300	4,300
SpringCastle Portfolio	—	—	1,576	1,703
Real estate loans	503	517	524	538
Retail sales finance	19	19	23	23
Net finance receivables	4,900	4,914	6,423	6,564
Unearned insurance premium and claim reserves	(245)	(245)	(250)	(250)
Allowance for finance receivable losses	(211)	(217)	(219)	(224)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,444	4,452	5,954	6,090
Finance receivables held for sale	776	776	796	793
Notes receivable from parent and affiliates	3,775	3,775	3,804	3,804
Restricted cash and cash equivalents	225	225	295	295
Other assets	286	287	281	281

Total assets	$10,492	$10,501	$12,055	$12,188

Liabilities and Shareholder’s Equity
Long-term debt	$7,187	$7,187	$9,582	$9,582
Note payable to affiliate	374	374	—	—
Insurance claims and policyholder liabilities	228	228	230	230
Deferred and accrued taxes	178	181	103	128
Other liabilities	266	266	217	216
Total liabilities	8,233	8,236	10,132	10,156

Shareholder’s equity:
Common stock	5	5	5	5
Additional paid-in capital	769	800	758	789
Accumulated other comprehensive loss	(17)	(17)	(24)	(24)
Retained earnings	1,502	1,477	1,330	1,341
Springleaf Finance Corporation shareholder’s equity	2,259	2,265	2,069	2,111
Non-controlling interests	—	—	(146)	(79)
Total shareholder’s equity	2,259	2,265	1,923	2,032

Total liabilities and shareholder’s equity	$10,492	$10,501	$12,055	$12,188

Schedule of Revised Condensed Income Statement [Table Text Block]
Revised Condensed Consolidated Statements of Operations

(dollars in millions)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$384	$385	$398	$395
Finance receivables held for sale originated as held for investment	47	46	4	4
Total interest income	431	431	402	399

Interest expense	156	156	158	158

Net interest income	275	275	244	241

Provision for finance receivable losses	94	91	86	79

Net interest income after provision for finance receivable losses	181	184	158	162

Other revenues:
Insurance	39	39	36	36
Investment	6	6	17	17
Net gain on sale of SpringCastle interests	229	167	—	—
Other	40	44	—	1
Total other revenues	314	256	53	54

Other expenses:
Operating expenses:
Salaries and benefits	97	97	80	80
Other operating expenses	77	77	73	73
Insurance policy benefits and claims	17	17	16	16
Total other expenses	191	191	169	169

Income before provision for income taxes	304	249	42	47

Provision for income taxes	106	85	8	9

Net income	198	164	34	38

Net income attributable to non-controlling interests	26	28	31	33

Net income attributable to Springleaf Finance Corporation	$172	$136	$3	$5